Statements of Cash Flows (USD $)	6 Months Ended		31 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,723,108)	$ (567,623)	$ (3,297,544)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization	233		233
Stock issued for services	119,500	200,000	551,100
Share based compensation	1,136,708		1,136,708
Changes in operating assets and liabilities
Increase (decrease) in accounts payable	(55,502)	37,298	5,940
Increase in accounts payable - related party	(16,252)		390,000
Net cash used in operating activities	(538,421)	(330,325)	(1,213,563)
CASH FLOWS FROM INVESTING ACTIVITIES
Website development costs - net	(16,765)		(16,765)
Net cash used in investing activities	(16,765)		(16,765)
CASH FLOW PROVIDED BY (USED IN) FINANCING ACTIVITIES
Proceeds from loan payable - stockholder			106,700
Proceeds from loan payable - related party	25,000		45,000
Proceeds from sale of common stock and Class A warrants	3,614,795	279,500	4,166,545
Net cash provided by financing activities	3,639,795	279,500	4,318,245
Net increase (decrease) in cash	3,084,609	(50,825)	3,087,917
Cash - beginning of period	3,308	63,332
Cash - end of period	3,087,917	12,507	3,087,917
Supplemental Disclosure of Cash Flow Information - Cash paid during the period for:
Interest
Taxes
Supplemental Disclosure of Non-Cash Financing Activity:
Stock issued in exchange for debt			$ 106,700